Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Variable Interest Entity [Line Items]
Restricted cash	$ 749	$ 978
Financing receivables, net	20,126	21,472	$ 23,238
Equipment on operating leases, net	1,712	1,518
TOTAL ASSETS	48,930	51,913
Debt	27,340	29,594
Total liabilities	44,074	46,936
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	716	971
Financing receivables, net	11,490	11,563
Equipment on operating leases, net		83
TOTAL ASSETS	12,206	12,617
Debt	11,581	11,962
Total liabilities	$ 11,581	$ 11,962